Fees Summary	Apr. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,259,000
Previously Paid Amount	0.00
Total Fee Amount	192.75
Total Offset Amount	0.00
Net Fee	192.75
Narrative - Max Aggregate Offering Price	$ 1,259,000
Final Prospectus	true